Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Income and Expenses [Abstract]
Schedule of Other Income	Other income
	2023	2022	2021
	USD	USD	USD
Government grant income*	1,207,154	1,952,418	996,026
Other operating income**	455,943	-	-
Others	167,802	2	67
Total other income	1,830,899	1,952,420	996,093
*	Government grant income was provided by the Singapore Government under the Job Support Scheme and Jobs Growth Incentives.
**	Other operating income was related to a license grant fee charge to YY Circle (Thailand) Ltd and YY Circle (HK) Pte Ltd, which are unrelated parties with the Company.

Schedule of Other Expenses	Other expenses
	2023	2022	2021
	USD	USD	USD
Late charges & fine	(27,781)	(8,718)	(10,380)
Loss on disposal of property and equipment	-	(48,395)	-
Total other expenses	(27,781)	(57,113)	(10,380)

Schedule of Total Cost of Revenue, Selling and Marketing Expenses, General and Administrative Expenses	Total cost of revenue, selling and marketing expenses, general and administrative expenses include expenses of the following nature:
	2023	2022 (As revised2)	2021 (As revised2)
	USD	USD	USD
Advertisement and promotions	191,582	325,678	189,142
Depreciation	288,557	340,558	398,804
Legal and professional fee	584,145	40,727	16,254
Office expenses	216,332	141,870	167,175
Rental of equipment and others	292,897	224,730	195,910
Staff expenses and wages	27,172,767	17,938,407	15,511,366
Transportation	90,737	42,653	22,481
Insurance expenses	237,097	116,607	-
Other operating expenses	3,084,341	1,513,746	1,427,594
Total cost of revenue, selling and marketing expenses, general and administrative expenses.	32,158,455	20,684,976	17,928,726